CERTAIN TRANSACTIONS (Details 1)		0 Months Ended		0 Months Ended			0 Months Ended			0 Months Ended
	Jun. 30, 2011 USD ($)	Jun. 30, 2011 Ratiopharm [Member] USD ($)	Aug. 10, 2010 Ratiopharm [Member] USD ($)	Jun. 30, 2011 Laboratoire Theramex [Member]	Jan. 05, 2011 Laboratoire Theramex [Member] USD ($)	Jan. 05, 2011 Laboratoire Theramex [Member] EUR (€)	Jun. 30, 2011 Infarmasa [Member]	Jun. 30, 2011 Cephalon [Member]	May 02, 2011 Cephalon [Member] USD ($)	Jul. 14, 2011 Taiyo [Member] USD ($)	Jun. 30, 2011 Taiyo [Member]
Business Acquisition [Line Items]
Date acquired		August 10, 2010		January 5, 2011			January 26, 2011	July 14		July 14, 2011
Acquiree included in consolidated results from this date		August 2010						October 2011
Acquisition agreement date								May 1, 2011			May 16, 2011
Business Acquisition Cost Of Acquired Entity Purchase Price [Abstract]
Purchase price in US dollars			$ 5,200,000,000		$ 355,000,000				$ 6,800,000,000	$ 934,000,000
Purchase price in a currency other than US dollars						267,000,000
Amount borrowed to fund a portion of the cash component of the purchase price		1,500,000,000
Original principal amount of debt instrument	$ 2,500,000,000
Business Acquisition Percentage Of Voting Interests Acquired										100.00%
Additional Business Combination Disclosures [Abstract]
Number Of Marketed Generics Products In Japan										550